Post-retirement benefit plans	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Post-retirement benefit plans	Post-retirement benefit plans
We maintain defined benefit plans and defined contribution pension plans for our employees.
Defined benefit plans
We provide insured defined benefit pension plans covering a number of our employees. The plans provide benefits to employees based on formulas recognizing length of service and earnings. The plans are closed to new participants but will continue to accrue benefits for existing participants. We determine the funded status of these plans with the assistance of actuaries. During the year ended December 31, 2021, we recognized a $9.3 million, net of tax, actuarial gain in Accumulated Other Comprehensive Income. Based on ASC 715, this was calculated assuming a discount rate of 1.3%, and various assumptions regarding the future funding and pay out. As the funded status of our defined benefit plans are in a net liability position, the balance is recorded within accounts payable, accrued expenses and other liabilities in the Consolidated Statements of Financial Position. As of December 31, 2021, we have recognized a liability in accounts payable, accrued expenses and other liabilities of $63.4 million which covers our projected benefit obligations exceeding the plans’ assets.
We provide an insured defined benefit pension plan covering some of our former GECAS employees. The plan provides benefits to employees based on formulas recognizing length of service and earnings. The plan was closed to new participants as of January 1, 2013. The following table presents the total pension plan participants:

As of December 31, 2021
Actives	88
Frozen actives	1
Deferreds	93
Pensioners	38
Number of participants at end of period	220

Year Ended December 31, 2021
Service cost for benefits earned	$1,258
Interest cost on benefit obligations	352
Expected return on plan assets	(856)
Curtailment gain (a)	(7,951)
Pension plan cost (benefit)	$(7,197)
(a)A number of exits from active status took place during the period which resulted in a curtailment gain as a result of a reduction in PBO.
The components of net periodic benefit costs are included within selling, general and administrative expenses in the Consolidated Income Statements.
Assumptions used in pension calculations:
The plan is funded through a guaranteed insurance contract, and we determine the funded status of this plan with the assistance of an actuary. During the year ended December 31, 2021, we recognized a $5.1 million, net of tax, actuarial gain in AOCI. Based on ASC 715, this was calculated assuming a discount rate of 1.3%, and various assumptions regarding the future funding and pay out. Actuarial gains and losses are amortized into earnings over the average future working lifetime of the remaining active members of the plan. As of December 31, 2021 we recorded a liability in accounts payable, accrued expenses and other liabilities of $48.5 million which covers our projected benefit obligation exceeding the plan assets.
The actuarial assumptions as of December 31, 2021 used to measure the year-end benefit obligations and pension cost are described in the following tables:
Assumptions used to measure pension benefit obligations and costs:

Year Ended December 31, 2021
Weighted average
Compensation increases	3.95%
Expected return on plan assets	3.70%
Discount rate	1.30%
Funded status:

As of December 31, 2021
Projected benefit obligations	$(188,697)
Fair value of plan assets	140,152
Defined benefit obligation	$(48,545)

Year Ended December 31, 2021
Funded status at beginning of period	$—
GECAS Transaction	(64,801)
Net periodic pension income	7,197
Changes in funded status recognized in other comprehensive income	5,855
Company contributions during the period	1,981
Exchange rate adjustment	1,223
Funded status at end of period	$(48,545)
Benefit obligations:
Benefit obligations are described in the following tables. Accumulated and projected benefit obligations (“ABO” and “PBO,” respectively) represent the obligations of a pension plan for past service as of the measurement date. ABO is the present value of benefits earned to date with benefits computed based on current compensation levels. PBO is ABO increased to reflect expected growth in future compensation. The ABO for our plan was $166.4 million as of December 31, 2021.
Projected benefit obligation:

As of December 31, 2021
Projected benefit obligation at beginning of period	$—
GECAS Transaction	206,660
Service cost for benefits earned	1,258
Interest cost on benefit obligations	352
Benefits paid	(318)
Exchange rate adjustment	(3,515)
Actuarial gain	(7,789)
Curtailment gain (a)	(7,951)
Projected benefit obligation at end of period	$188,697

(a)A number of exits from active status took place during the period which resulted in a curtailment gain as a result of a reduction in PBO.
Composition of plan assets:
Plan fiduciaries of our pension plan set investment policies and strategies for the assets held in trust and oversee its investment allocation, which includes selecting investment managers, commissioning periodic asset-liability studies and setting long-term strategic targets. Long-term strategic investment objectives take into consideration a number of factors, including the funded status of the plan, a balance between risk and return and the plan’s liquidity needs. Target allocation percentages are established at an asset class level by plan fiduciaries. Target allocation ranges are guidelines, not limitations, and occasionally plan fiduciaries will approve allocations above or below a target range.
The fair value of the pension plan’s investments is presented below, by class:

As of December 31, 2021
Debt securities	$47,074
Equity securities	21,352
Other	71,726
Total plan assets	$140,152

Fair value of plan assets:

As of December 31, 2021
Fair value of plan assets at beginning of period	$—
GECAS Transaction	141,859
Employer contributions	1,981
Benefits paid	(318)
Actual return on plan assets	(1,077)
Exchange rate adjustment	(2,293)
Fair value of plan assets at end of period	$140,152
Investments in collective funds held within our pension plans are generally valued using the net asset value (“NAV”) per share as a practical expedient for fair value provided certain criteria are met. The NAVs are determined based on the fair values of the underlying investments in the funds. Investments that are measured at fair value using the NAV practical expedient are not required to be classified in the fair value hierarchy. As of December 31, 2021 substantially all of the plan assets met the criteria to be presented at NAV, with the remaining amounts being cash.
Asset allocation:

	As of December 31, 2021
	Target allocation	Actual allocation
Debt securities	35%	34%
Equity securities	15%	15%
Other	50%	51%
Funding policy:
The funding policy for the GECAS defined benefit plan is to contribute amounts sufficient to meet minimum funding requirements as set forth in employee benefit and tax laws plus such additional amounts as we may determine to be appropriate. We expect to contribute approximately $4.6 million to this plan in 2022.

	2022	2023	2024	2025	2026	2027-2031
Estimated future benefit payments	$1,474	$1,554	$1,674	$1,736	$1,917	$14,113
Other
We provide a separate defined benefit pension plan covering a small number of our employees based on years of service and final pensionable pay. The plan is funded through contributions by the Company and invested in trustee administered funds, which was closed to new participants as of June 30, 2009, but will continue to accrue benefits for existing participants. This plan does not have a material impact on our Consolidated Balance Sheets or Consolidated Income Statements.
Defined contribution plans
We operate defined contribution pension plans for our employees that are not covered by the defined benefit plans. These plans do not have a material impact on our Consolidated Balance Sheets or Consolidated Income Statements.